Note 5 - Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	September 30, 2023		December 31, 2022
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Liabilities
Notes payable, related parties, net of $2,113,114 of debt discounts	6,481,886	6,160,883	3,502,243	4,502,093
Notes payable, net of $263,380 of debt discounts	866,620	858,041	393,915	413,018
Total liabilities	7,348,506	7,018,924	3,896,158	4,915,111

	Fair Value Measurements at December 31, 2022
	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$276,464	$–	$–
Total assets	276,464	–	–
Liabilities
Notes payable, related parties, net of $2,692,757 of debt discounts	–	3,502,243	–
Notes payable, net of $336,085 of debt discounts	–	393,915	–
Total liabilities	–	3,896,158	–
	$276,464	$3,896,158	$–
	Fair Value Measurements at December 31, 2021
	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$3,345,928	$–	$–
Intangible assets	–	304,244	–
Goodwill	–	4,887,297	–
Total assets	3,345,928	5,191,541	–
Liabilities
Notes payable, related parties, net of $699,213 of debt discounts	–	1,375,787	–
Notes payable	–	150,000	–
Total liabilities	–	1,525,787	–
	$3,345,928	$3,665,754	$–